VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 26, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                          Voya Series Fund, Inc. (formerly, ING Series Fund, Inc.)

(“Registrant”)

File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Voya Global Target Payment Fund’s Prospectus and Statement of Additional Information each dated February 27, 2015, contained in Post-Effective Amendment No. 187 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 187 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

Attachment

cc:                                Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Phillip A. Newman, Esq.

Goodwin Procter LLP